EXPLANATORY NOTE

The sole purpose of this filing is to file is to update the “Annual Fund Operating Expenses” table and the “Example” to reflect a change in the contractual expense limit for the RQSI GAA Systematic Global Macro Fund, as electronically filed with the SEC pursuant to Rule 497 under the Securities Act of 1933, as amended, on August 27, 2020 (SEC Accession No. 0001398344-20-017363), in interactive data format.